Condensed Interim Consolidated Balance Sheets (unaudited) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 32,676	$ 17,021
Marketable securities		7,752
Accounts receivable:
Trade (net of provision for doubtful accounts of US$ 20 thousands as of June 30, 2018 and December 31, 2017)	27,443	41,367
Other	5,252	5,823
Inventories	49,571	51,487
Total current assets	114,942	123,450
Marketable securities	19,877	5,945
Assets held for employees' severance benefits	1,536	1,591
Deferred tax assets	970	899
Property, plant and equipment ("PPE"), net	3,666	4,121
Intangible assets, net	894	1,047
Goodwill	25,561	25,561
Total assets	167,446	162,614
Current liabilities
Trade accounts payable	16,330	12,629
Other accounts payable and accrued expenses	5,510	6,420
Total current liabilities	21,840	19,049
Long-term liability
Liability for employees' severance benefits	2,663	2,765
Total liabilities	24,503	21,814
Shareholders' equity
Ordinary shares and additional paid-in capital	53,077	51,931
Treasury shares	(38)	(38)
Retained earnings	89,904	88,907
Total shareholders' equity	142,943	140,800
Total liabilities and shareholders' equity	$ 167,446	$ 162,614